Note 19 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To Be Well- Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31, 2012
The Company
Total capital (to risk-weighted assets)	$49,885	15.25%	$26,163	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	45,745	13.99	13,081	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	45,745	10.47	17,474	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$46,897	14.43%	$26,008	8.00%		$32,510	10.00%
Tier 1 capital (to risk-weighted assets)	42,781	13.16	13,004	4.00		19,506	6.00
Tier 1 capital (to average assets)	42,781	9.94	17,224	4.00		21,530	5.00

December 31, 2011
The Company
Total capital (to risk-weighted assets)	$46,339	14.18%	$26,149	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	42,172	12.90	13,074	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	42,172	9.73	17,342	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$42,766	13.18%	$25,962	8.00%		$32,453	10.00%
Tier 1 capital (to risk-weighted assets)	38,620	11.90	12,981	4.00		19,472	6.00
Tier 1 capital (to average assets)	38,620	8.91	17,344	4.00		21,680	5.00